Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0000036104
Registrant Name	US BANCORP \DE\
Registration File Number	333-270467
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES